INCOME TAXES Unrecognized Tax Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 200,000	$ 200,000
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance beginning of year, January 1	179,000	1,093,000	566,000
Additions for tax positions of prior years	0	0	253,000
Additions for tax positions of current year	0	0	274,000
Reductions due to settlements	0	(782,000)	0
Reductions due to lapse of statue of limitations	0	(132,000)	0
Balance end of year, December 31	$ 179,000	$ 179,000	$ 1,093,000